12. Operating Lease Right-of-use Assets and Operating Lease Liability (Sept 2019 Note)	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Operating Lease Right-of-use Assets and Operating Lease Liability

Note 12 – Operating Lease Right-of-use Assets and Operating Lease Liability

In adopting ASC Topic 842, Leases (Topic 842), the Company has elected the ‘package of practical expedients’, which permit it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The Company did not elect the use-of-hindsight or the practical expedient pertaining to land easements; the latter is not applicable to the Company. In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 month or less. On January 1, 2019, upon adoption of ASC Topic 842, the Company recorded a right-of-use asset.

The Company has one lease agreement and the lease is classified as operating at inception of the lease. The lease results in the recognition of ROU asset and lease liabilities on the balance sheet. ROU asset and operating lease liabilities are recognized based on the present value of lease payments over the lease term as of the commencement date. Because the leases do not provide an explicit or implicit rate of return, the Company determines incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments on an individual lease basis. We estimate our incremental borrowing rate to discount the lease payments based on information available at lease commencement. Lease expense for the lease is recognized on a straight-line basis over the lease term.

The Company’s leases do not contain any residual value guarantees or material restrictive covenants. Leases with a lease term of 12 months or less are not recorded on the balance sheet and lease expense is recognized on a straight-line basis over the lease term. The remaining term as of September 30, 2019 is 35 months ending August of 2022. The Company currently has no finance leases.

During the nine months ended September 30, 2019, cash paid for amounts included in the measurement of lease liabilities was $32,142. As of September 30, 2019, right-of-use (“ROU”) assets amounted to $137,880 with lease liabilities amounted to $148,798.

Right-of-use assets are summarized below:

September 30, 2019
Office lease	$157,213
Less accumulated amortization	(19,333)
Right-of-use assets, net	$137,880

Amortization on the right -of -use asset is included in rent expense on the statements of operations.

Operating Lease liabilities are summarized below:

September 30, 2019
Office lease	$148,798
Less: current portion	(42,201)
Long term portion	$106,597

Maturity of lease liabilities are as follows:

Three months ending December 31, 2019	$15,316
Year ending December 31, 2020	62,183
Year ending December 31, 2021	64,048
Year ending December 31, 2022	43,655
Total future minimum lease payments	185,202
Less imputed interest	(36,404)
PV of payments	$148,798